CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss [1]	Retained (Losses)/Earnings	Non-controlling Interests	Previously reported	Previously reported Share Capital	Previously reported Additional Paid-in Capital	Previously reported Contributed Surplus	Previously reported Accumulated Other Comprehensive Loss	[1]	Previously reported Retained (Losses)/Earnings	Previously reported Non-controlling Interests	Revision of prior period, adjustment	[2]	Revision of prior period, adjustment Additional Paid-in Capital	[2]	Revision of prior period, adjustment Retained (Losses)/Earnings	[2]
Balance at beginning of the period at Dec. 31, 2021	$ 2,176,231	$ 108,223	$ 1,932,998	$ 200,000	$ (10,834)	$ (501,423)	$ 447,267	$ 2,177,917	$ 108,223	$ 1,972,859	$ 200,000	$ (10,834)		$ (539,598)	$ 447,267	$ (1,686)		$ (39,861)		$ 38,175
Increase (Decrease) in Stockholders' Equity
Net income	939,057					787,773	151,284
Dividends	(55,169)						(55,169)
Exercise of share options	161	6	155
Employee stock compensation	3,937		3,937
Forfeiture of employee stock compensation	(157)		(157)
Restricted stock units	0	187	(187)
Proceeds from subscription of equity interest in Gimi MS Corporation	39,275						39,275
Repurchase and cancellation of treasury shares	(25,477)	(1,190)				(24,287)
Deconsolidation of lessor VIEs	(182,707)						(182,707)
Other comprehensive income (loss)	5,023				5,023
Balance at end of the period at Dec. 31, 2022	2,900,174	107,226	1,936,746	200,000	(5,811)	262,063	399,950
Increase (Decrease) in Stockholders' Equity
Net income	(2,850)					(46,793)	43,943
Dividends	(102,897)					(79,448)	(23,449)
Employee stock compensation	5,989		5,989
Forfeiture of employee stock compensation	(109)		(109)
Restricted stock units	0	249	(249)
Proceeds from subscription of equity interest in Gimi MS Corporation	80,021						80,021
Repurchase and cancellation of treasury shares	(61,684)	(2,897)				(58,787)
Other comprehensive income (loss)	739				739
Reacquisition of common units of Golar Hilli LLC	(216,940)		(251,249)				34,309
Balance at end of the period at Dec. 31, 2023	2,602,443	104,578	1,691,128	200,000	(5,072)	77,035	534,774
Increase (Decrease) in Stockholders' Equity
Net income	80,793					50,839	29,954
Dividends	(299,352)					(104,107)	(195,245)
Exercise of share options	5,705	512	5,193
Employee stock compensation	7,308		7,308
Forfeiture of employee stock compensation	(295)		(295)
Restricted stock units	0	124	(124)
Proceeds from subscription of equity interest in Gimi MS Corporation	45,206						45,206
Repurchase and cancellation of treasury shares	(14,180)	(679)				(13,501)
Other comprehensive income (loss)	(671)				(671)
Reacquisition of Hilli LLC's non-controlling interests	(57,553)		1,883				(59,436)
Balance at end of the period at Dec. 31, 2024	$ 2,369,404	$ 104,535	$ 1,705,093	$ 200,000	$ (5,743)	$ 10,266	$ 355,253

[1]	As of December 31, 2024, 2023 and 2022, our accumulated other comprehensive loss consisted of (i) $3.9 million, $3.8 million and $5.0 million losses in relation to our pension and post retirement benefit plan and (ii) $1.9 million, $1.3 million and $0.8 million share of equity method investment’s comprehensive losses from continuing operations, respectively.
[2]	Opening adjustment to the December 31, 2021 equity relates to the adoption of ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815), relating to an amendment to simplify an issuer’s accounting for convertible instruments, such convertible debt was derecognized in February 2022.